UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-73600

                                  Monetta Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60189-5831
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60189-5831
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: March 31, 2010
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS



MONETTA TRUST -  YOUNG INVESTOR FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2010


<CAPTIONS>




COMMON STOCK - 45.9%                                                                             VALUE
NUMBER OF SHARES                                                                        --------------


Airlines - 1.6%
     *8,000   AMR Corp.                                                                        $72,880


Auto Manufacturers - 1.4%
     *5,000   Ford Motor Co.                                                                    62,850


Banks - 1.6%
      4,000   Bank of America Corp.                                                             71,400


Beverages - 1.8%
      1,500   The Coca-Cola Co.                                                                 82,500


Commercial Services - 3.1%
        200   MasterCard, Inc. - CL A                                                           50,800
      1,000   Visa, Inc. - CL A                                                                 91,030
                                                                                        --------------
                                                                                               141,830

Computers - 2.6%
       *500   Apple, Inc.                                                                      117,465


Cosmetics/Personal Care - 0.6%
        400   Proctor & Gamble Co.                                                              25,308


Entertainment - 1.3%
     *1,500   DreamWorks Animation SKG, Inc. - CL A                                             59,085


Insurance - 2.7%
     *1,500   Berkshire Hathaway, Inc. - CL B                                                  121,905


Internet - 8.2%
     *1,000   Amazon.com, Inc.                                                                 135,730
     *4,500   eBay, Inc.                                                                       121,275
       *200   Google, Inc. - CL A                                                              113,402
                                                                                        --------------
                                                                                               370,407

Machinery-Construction & Mining - 0.4%
        300   Caterpillar, Inc.                                                                 18,855


Media - 3.8%
      5,000   The Walt Disney Co.                                                              174,550


Retail - 12.0%
      2,800   Best Buy Co., Inc.                                                               119,112
       *200   Chipotle Mexican Grill, Inc. - CL A                                               22,534
      2,000   Home Depot, Inc.                                                                  64,700
     *1,000   Kohl's Corp.                                                                      54,780
      1,850   McDonald's Corp.                                                                 123,432
      1,000   Starbucks Corp.                                                                   24,270
      1,000   Target Corp.                                                                      52,600
        500   Wal-Mart Stores, Inc.                                                             27,800
      1,500   Yum! Brands, Inc.                                                                 57,495
                                                                                        --------------
                                                                                               546,723

Software - 1.6%
     *4,000   Electronic Arts, Inc.                                                             74,640


Toys/Games/Hobbies - 0.7%
        800   Hasbro, Inc.                                                                      30,624


Transportation - 2.5%
        500   FedEx Corp.                                                                       46,700
      1,000   United Parcel Service, Inc. - CL B                                                64,410
                                                                                        --------------
                                                                                               111,110

                                                                                        --------------
TOTAL COMMON STOCK                                                                           2,082,132
   (COST $1,867,936)(a)



EXCHANGE TRADED FUNDS - 44.7%
NUMBER OF SHARES
      3,400   iShares S&P 100 Index Fund                                                       182,172
      4,500   iShares S&P 500 Index Fund                                                       528,030
      3,000   iShares S&P 500 Growth Index Fund                                                179,760
      4,500   SPDR Trust Series 1                                                              526,455
      3,600   Vanguard Growth ETF                                                              199,965
      3,900   Vanguard Large-Cap ETF                                                           207,870
      4,000   Vanguard Value ETF                                                               201,880

                                                                                         --------------
TOTAL EXCHANGE TRADED FUNDS                                                                  2,026,132
   (COST $1,964,998)(a)



MUTUAL FUNDS - 15.8%
NUMBER OF SHARES
     207,547   AIM Liquid Assets Portfolio - Institutional Class                               207,547
     211,443   AIM Short Term Prime - Portfolio - Institutional Class                          211,443
     209,180   Fidelity Money Market Portfolio - Class Select                                  209,180
      87,866   Fidelity Tax Exempt Portfolio  - Class I                                         87,866

                                                                                         -------------
TOTAL MUTUAL FUNDS                                                                             716,036
   (COST $716,036)(a)

                                                                                         -------------
TOTAL INVESTMENTS - 106.4%                                                                   4,824,300
   (COST $4,548,970)(a)

OTHER ASSETS LESS LIABILITIES - (6.4%)                                                        (288,256)

                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $4,536,044
                                                                                        ==============





(a) Cost is for book and tax purposes is $4,548,970; the aggregate gross unrealized appreciation is $282,911 and the aggregate gross unrealized depreciation is $7,581, resulting in net unrealized appreciation of $275,330.

*  Non-income producing security.





MONETTA TRUST - MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2010



<CAPTIONS>



COMMON STOCK - 92.5%                                                                            VALUE
NUMBER OF SHARES                                                                        -------------

Aerospace/Defense - 3.2%
     *4,000   BE Aerospace, Inc.                                                              $121,800


Airlines - 2.7%
    *11,000   AMR Corp.                                                                        100,210


Auto Manufacturers - 3.0%
     *9,000   Ford Motor Co.                                                                   113,130


Banks - 6.0%
      5,700   Bank of America Corp.                                                            101,745
      9,000   Fifth Third Bancorp                                                              122,310
                                                                                        --------------
                                                                                               224,055

Biotechnology - 1.8%
     *2,200   Human Genome Sciences, Inc.                                                       66,440


Coal - 1.7%
     *1,300   Alpha Natural Resources, Inc.                                                     64,857


Commercial Services - 2.6%
      1,500   DeVry, Inc.                                                                       97,800


Computers - 3.3%
     *2,400   Cognizant Technology Solutions Corp. - CL A                                      122,352


Distribution/Wholesale - 1.3%
     *1,300   Fossil, Inc.                                                                      49,062


Diversified Financial Services - 3.9%
     *8,000   Genworth Financial, Inc. - CL A                                                  146,720


Electronics - 2.5%
     *1,600   Dolby Laboratories, Inc. - CL A                                                   93,872


Food - 1.9%
      5,000   Del Monte Foods Co.                                                               73,000


Healthcare-Products - 4.7%
     *3,500   ev3, Inc.                                                                         55,510
       *350   Intuitive Surgical, Inc.                                                         121,846
                                                                                        --------------
                                                                                               177,356

Home Builders - 1.8%
      4,000   Lennar Corp. - CL A                                                               68,840


Insurance - 3.1%
      4,100   The Hartford Financial Services Group, Inc.                                      116,522


Internet - 9.6%
     *2,500   Akamai Technologies, Inc.                                                         78,525
      1,800   Ctrip.com Int'l, Ltd. - ADR (b)                                                   70,560
     *2,000   F5 Networks, Inc.                                                                123,020
       *350   Priceline.com, Inc.                                                               89,250
                                                                                        --------------
                                                                                               361,355

Lodging - 5.9%
     *6,000   Las Vegas Sands Corp.                                                            126,900
     *8,000   MGM Mirage, Inc.                                                                  96,000
                                                                                        --------------
                                                                                               222,900

Machinery-Diversified - 2.6%
        900   Flowserve Corp.                                                                   99,243


Miscellaneous Manufacturing - 1.4%
      9,000   Eastman Kodak Co.                                                                 52,110


Oil & Gas Services - 3.6%
     *1,100   FMC Technologies, Inc.                                                            71,093
      1,600   National-Oilwell Varco, Inc.                                                      64,928
                                                                                        --------------
                                                                                               136,021

Pharmaceuticals - 7.7%
      4,300   AmerisourceBergen Corp.                                                          124,356
     *4,800   BioMarin Pharmaceutical, Inc.                                                    112,176
       *800   Cephalon, Inc.                                                                    54,224
                                                                                        --------------
                                                                                               290,756

Retail - 6.5%
     *2,100   Big Lots, Inc.                                                                    76,482
     *5,500   Domino's Pizza, Inc.                                                              75,020
      1,700   Ross Stores, Inc.                                                                 90,899
                                                                                        --------------
                                                                                               242,401

Semiconductors - 1.4%
     *3,000   NVIDIA Corp.                                                                      52,140


Software - 6.5%
     *1,500   Salesforce.com, Inc.                                                             111,675
     *2,500   VMWare, Inc.                                                                     133,250
                                                                                        --------------
                                                                                               244,925

Telecommunications - 3.8%
     *3,400   NII Holdings, Inc.                                                               141,644

                                                                                        --------------
TOTAL COMMON STOCK                                                                           3,479,511
   (COST $2,700,750)(a)



EXCHANGE TRADED FUNDS - 4.0%
NUMBER OF SHARES
      9,500   Financial Select Sector SPDR Fund                                                151,715

                                                                                        --------------
TOTAL EXCHANGE TRADED FUNDS                                                                    151,715
   (COST $109,251)(a)



MUTUAL FUNDS - 3.3%
NUMBER OF SHARES
    125,553   Fidelity Money Market Portfolio - Class Select                                  125,553

                                                                                       --------------
TOTAL MUTUAL FUNDS                                                                            125,553
   (COST $125,553)(a)


TOTAL INVESTEMENTS - 99.8%                                                                  3,756,779
   (COST $2,935,554)(a)

OTHER ASSETS LESS LIABILITIES - 0.2%                                                            8,277
                                                                                       --------------

TOTAL NET ASSETS - 100%                                                                    $3,765,056
                                                                                       ==============





(a) Cost for book and tax purposes is $2,935,554; the aggregate gross unrealized appreciation is $827,521 and the aggregate gross unrealized depreciation is $6,296, resulting in net unrealized appreciation of $821,225.

(b) American Depository Receipt (ADR)

*  Non-income producing security.






MONETTA TRUST - ORION/MONETTA INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2010


<CAPTIONS>



CORPORATE BONDS - 86.7%                                                                          VALUE
PRINCIPAL AMOUNT                                                                        --------------


Aerospace/Defense - 1.9%
     200,000   General Dynamics Corp. 5.250% 02/01/14                                         $219,934


Auto - 0.2%
      25,000   Daimler Finance NA LLC 5.900% 08/15/11                                           25,502


Banks - 9.3%
     500,000   Bank of America Corp. 10.200% 07/15/15                                          605,368
     240,000   Goldman Sachs Group, Inc. 5.625% 01/15/17                                       246,273
     138,000   Suntrust Bank 6.375% 04/01/11                                                   144,103
      86,000   Unionbancal Corp. 5.250% 12/16/13                                                92,109
                                                                                        --------------
                                                                                             1,087,853

Beverages-Non-Alcoholic - 2.8%
     200,000   The Coca-Cola Co. 5.350% 11/15/17                                               220,376
     100,000   Pepsico, Inc. 3.100% 01/15/15                                                   101,173
                                                                                        --------------
                                                                                               321,549

Chemicals - 2.8%
     300,000   E.I. Dupont de Nemours 5.750% 03/15/19                                          326,771


Computers - 0.9%
     100,000   Dell, Inc. 5.625% 04/15/14                                                      110,141


Cosmetics & Toiletries - 0.9%
     100,000   The Procter & Gamble Co. 4.850% 12/15/15                                        109,785


Containers-Paper/Plastic - 0.8%
     100,000   Solo Cup Co. 8.250% 02/15/14                                                     98,250


Diversified Financial Services - 2.7%
     306,000   Morgan Stanley 4.750% 04/01/14                                                  312,731


Electric - 3.2%
     80,000   Carolina Power & Light 5.125% 09/15/13                                            87,564
    270,000   Southern Co. 4.150% 05/15/14                                                     282,070
                                                                                        --------------
                                                                                               369,634

Finance - 20.1%
    250,000   American Express 7.000% 03/19/18                                                 284,389
    230,000   Caterpillar Financial Services Corp. 7.150% 02/15/19                             271,189
    130,000   CME Group, Inc. 5.750% 02/15/14                                                  142,840
    200,000   Credit Suisse FB USA, Inc. 5.125% 08/15/15                                       214,435
    100,000   Deutsche Bank Financial LLC 5.375% 03/02/15                                      106,270
    106,000   E*Trade Financial Corp. 7.375% 09/15/13                                          102,290
    440,000   General Electric Capital Corp. 5.650% 06/09/14                                   474,280
    100,000   John Deere Capital Corp. 4.000% 03/15/11                                         102,284
    125,000   National Rural Utilities Cooperative Finance Corp. 4.500% 03/15/2012             130,643
    250,000   TD Ameritrade Holding Co. 4.150% 12/01/14                                        251,755
    236,000   The Western Union Co. 5.930% 10/01/16                                            261,345
                                                                                        --------------
                                                                                             2,341,720

Food/Beverages - 1.9%
    100,000   Campbell Soup Co. 4.875% 10/01/13                                                109,134
    100,000   Diageo Finance BV 5.300% 10/28/15                                                109,923
                                                                                        --------------
                                                                                               219,057

Food/Confectionery - 0.9%
    100,000   Hershey Foods Corp. 5.000% 04/01/13                                              107,428


Insurance - 13.6%
    200,000   American Int'l Group 4.250%  05/15/13                                            196,458
     72,000   GE Global Insurance Holdings 7.500% 06/15/10                                      72,870
    350,000   Hartford Life Insurance 5.500% 05/15/17                                          341,765
    194,000   Protective Life 5.600% 01/15/18                                                  178,735
    200,000   Protective Life Corp. 7.375% 10/15/19                                            212,808
    350,000   Protective Life Secured Trusts 5.450% 09/28/12                                   376,466
    200,000   Prudential Financial, Inc. 6.100% 06/15/17                                       211,822
                                                                                        --------------
                                                                                             1,590,924

Investment Management - 0.9%
    100,000   Blackrock, Inc. 3.500% 12/10/14                                                  101,337


Medical - 4.1%
    150,000   Merck & Co., Inc. 4.000% 06/30/15                                                157,288
    300,000   Wellpoint, Inc. 5.875% 06/15/17                                                  322,575
                                                                                        --------------
                                                                                               479,863

Mortgage/Asset Backed - 0.0% (b)
      1,236   Bear Stearns Commercial Mortgage Securities, Inc. 6.440% 06/16/30                  1,235


Oil - 2.6%
    100,000   Allis-Chalmers Energy, Inc. 8.500% 03/01/17                                       89,000
    100,000   Chevron Corp. 3.450% 03/03/12                                                    104,150
    100,000   Conocophillips 4.750% 10/15/12                                                   107,710
                                                                                        --------------
                                                                                               300,860

Pharmaceuticals - 3.7%
    100,000   Eli Lilly & Co. 3.550% 03/06/12                                                  104,387
    100,000   Novartis Capital Corp. 4.125% 02/10/14                                           105,975
    100,000   Pfizer, Inc. 4.450% 03/15/12                                                     106,049
    100,000   Pfizer, Inc. 6.200% 03/15/19                                                     113,145
                                                                                        --------------
                                                                                               429,556

Reinsurance - 0.9%
    100,000   Berkshire Hathaway Finance Corp. 4.600% 05/15/13                                 106,698


Restaurants - 0.9%
    100,000   McDonald's Corp. 4.125% 06/01/13                                                 106,743


Retail - 1.9%
    100,000   Target Corp. 6.000% 01/15/18                                                     112,134
    100,000   Wal-Mart Stores, Inc. 4.500% 07/01/15                                            107,411
                                                                                        --------------
                                                                                               219,545

Software/Service - 0.9%
    100,000   Oracle Corp. 3.750% 07/08/14                                                     104,458


Telephone - 5.6%
    100,000   AT&T Corp. 7.300% 11/15/11                                                       109,350
    175,000   Deutsche Telekom Int'l Finance 8.500% 06/15/10                                   177,596
    135,000   France Telecom 7.750% 03/01/11                                                   143,359
    200,000   Verizon Florida LLC 6.125%  01/15/13                                             217,325
                                                                                        --------------
                                                                                               647,630

Tobacco - 2.1%
    200,000   Altria Group, Inc. 9.700% 11/10/18                                               246,302


Transport-Equipment & Leasing - 1.1%
    130,000   United Parcel Service 3.500% 12/15/12                                            130,674

                                                                                       ---------------
TOTAL CORPORATE BONDS                                                                       10,116,180
   (COST $9,539,452)(a)



U.S. GOVERNMENT AGENCY - 6.6%
PRINCIPAL AMOUNT

     25,000   Federal Home Loan Bank 5.375% 06/08/12                                            27,205
    200,000   Federal Home Loan Bank 1.750% 08/22/12                                           201,611
    250,000   Federal Home Loan Bank 1.750% 12/14/12                                           250,959
    250,000   Federal Farm Credit Bank 2.400% 12/04/13                                         248,751
     40,000   Federal Farm Credit Bank 5.450% 06/21/12                                          43,603

                                                                                       ---------------
TOTAL U.S. GOVERNMENT AGENCY                                                                   772,129
   (COST $773,824)(a)



EXCHANGE TRADED FUNDS - 0.5%
NUMBER OF SHARES

      1,000   ProShares UltraShort Lehman                                                       51,560

                                                                                      ----------------
TOTAL EXCHANGE TRADED FUNDS                                                                     51,560
(COST $56,160)(a)



TIPS - 2.1%
PRINCIPAL AMOUNT

    250,483   Treasury Inflation-Protected Security 1.375% 01/15/20                            245,903

                                                                                     -----------------
TOTAL TIPS                                                                                     245,903
   (COST $249,155)(a)

                                                                                     -----------------
TOTAL INVESTMENTS - 95.9%                                                                   11,185,772
   (COST $10,618,591)(a)

OTHER ASSETS LESS LIABILITIES - 4.1%                                                           478,896

                                                                                     -----------------

TOTAL NET ASSETS - 100%                                                                    $11,664,668
                                                                                     =================





(a) Cost for book and tax purposes is $10,618,591; the aggregate gross unrealized appreciation is $589,108 and aggregate gross unrealized depreciation is $21,927, resulting in net unrealized appreciation of $567,181.

(b)  Unrounded amount is 0.01%

Various inputs are used in determining the value of the Funds' investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


The following table summarizes the respective Funds' investments at March 31, 2010, based on the inputs used to value them (in thousands):


                                     INVESTMENTS IN SECURITIES (Unaudited)
Types of Investments               LEVEL 1         LEVEL 2       LEVEL 3   TOTAL


YOUNG INVESTOR FUND -
   Common Stocks                  $ 2,082,132    $          0  $     0   $  2,082,132
   EXchange Traded Funds          $ 2,026,132    $          0  $     0   $  2,026,132
   Money Market Funds             $   716,036    $          0  $     0   $    716,036
                                    ---------      ----------    -----      ---------
FUND TOTAL                        $ 4,824,300    $          0  $     0   $  4,824,300
MID-CAP EQUITY FUND -
   Common Stocks                  $ 3,479,511    $          0  $     0   $  3,479,511
   Exchange Traded Funds          $   151,715    $          0  $     0   $    151,715
   Money Market Funds             $   125,553    $          0  $     0   $    125,553
                                    ---------      ----------    -----      ---------
FUND TOTAL                        $ 3,756,779    $          0  $     0   $  3,756,779
ORION/MONETTA
 INTERMEDIATE BOND FUND -
   Corporate Bonds                $         0    $ 10,116,180  $     0   $ 10,116,180
   U.S. Government and Agency
     Obligations                  $         0    $  1,018,032  $     0   $  1,018,032
   Municipal Bonds                $         0    $          0  $     0   $          0
   Exchange Traded Funds          $    51,560    $          0  $     0   $     51,560
   Money Market Funds             $         0    $          0  $     0   $          0
                                    ---------      ----------    -----      ---------
FUND TOTAL                        $    51,560    $ 11,134,212  $     0   $ 11,185,772




For additional cateogry information for the investments in securities presented above, please refer to each Fund's Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures
    (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 25, 2010
    ----------------------------------------------------------------------------



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 25, 2010
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 25, 2010
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 25, 2010
    ----------------------------------------------------------------------------